Income taxes (Foreign rate differential by tax jurisdiction) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 1,418,353		$ 1,433,480		$ 1,603,051
Local statutory tax rate		12.50%		12.50%		12.50%
Tax variance as a result of global activities	[1]	$ (13,503)		$ (5,611)		$ (10,462)
Permanent differences		(182,481)	[2]	(233,084)	[3]	(237,352)	[4]
Income from continuing operations before income tax		1,235,872		1,200,396		1,365,699
Ireland
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 1,212,029		$ 1,151,387		$ 1,212,190
Local statutory tax rate	[5]	12.50%		12.50%		12.50%
Variance to Irish statutory tax rate of 12.5%		0.00%		0.00%		0.00%
Tax variance as a result of global activities	[1]	$ 0		$ 0		$ 0
United States
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 72,390		$ 44,238		$ (43,825)
Local statutory tax rate	[5]	35.70%		36.30%		36.30%
Variance to Irish statutory tax rate of 12.5%		23.20%		23.80%		23.80%
Tax variance as a result of global activities	[1]	$ 16,744		$ 10,529		$ (10,430)
The Netherlands
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ (61,086)		$ 37,580		$ 175,897
Local statutory tax rate	[5]	25.00%		25.00%		25.00%
Variance to Irish statutory tax rate of 12.5%		12.50%		12.50%		12.50%
Tax variance as a result of global activities	[1]	$ (7,636)		$ 4,698		$ 21,987
Isle of Man
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 185,882		$ 181,286		$ 181,118
Local statutory tax rate	[5]	0.00%		0.00%		0.00%
Variance to Irish statutory tax rate of 12.5%		(12.50%)		(12.50%)		(12.50%)
Tax variance as a result of global activities	[1]	$ (23,235)		$ (22,661)		$ (22,640)
Other
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 9,138		$ 18,989		$ 77,671
Local statutory tax rate	[5]	19.30%		22.10%		13.30%
Variance to Irish statutory tax rate of 12.5%		6.80%		9.60%		0.80%
Tax variance as a result of global activities	[1]	$ 624		$ 1,823		$ 621

[1]	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
[2]	The 2017 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, impacts of the change in tax rate in the United States, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
[3]	The 2016 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States, and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses.
[4]	The 2015 permanent differences included the non-deductible intercompany interest allocated to the United States, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses.
[5]	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States, the Netherlands and Isle of Man) does not differ from the actual income tax expense.